Fees Summary	Sep. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,047,000.00
Previously Paid Amount	0.00
Total Fee Amount	558.89
Total Offset Amount	0.00
Net Fee	558.89
Narrative - Max Aggregate Offering Price	$ 4,047,000.00
Final Prospectus	true